Contract Balances (Tables)	12 Months Ended
Dec. 31, 2022
Contract Balances
Summary of trade receivables, contract assets, and contract liabilities with customers

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Trade receivables	52,871	54,829	36,006
Contract liabilities	135,385	139,155	110,159